Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Trade and other receivables	$ 41,248	$ 122,698
Other current financial assets	515	861
Other long-term financial assets	10,476	16,348
Trade and other payables	(43,555)	(54,628)
Other current financial liabilities	(48,397)	(36,647)
Other long-term financial liabilities	(19,663)	(23,835)
Indebtedness	3,853,151	3,794,657
Total	(2,234,735)	(2,320,267)
Fair value [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Trade and other receivables	41,248	122,698
Trade and other payables	(43,555)	(54,628)
Total	(67,085)	(1,842,005)
Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Cash and cash equivalents	1,677,792	1,449,593
Other current financial assets	515	861
Level 1 [Member] | Fair value [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Cash and cash equivalents	1,677,792	1,449,593
Other current financial assets	515	861
Level 1 & Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other long-term financial assets	10,476	16,348
Level 1 & Level 2 [Member] | Fair value [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other long-term financial assets	10,476	16,348
Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other current financial liabilities	(48,397)	(36,647)
Other long-term financial liabilities	(19,663)	(23,835)
Indebtedness	(3,853,151)	(3,794,657)
Level 2 [Member] | Fair value [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other current financial liabilities	(49,500)	(38,250)
Other long-term financial liabilities	(19,164)	(24,240)
Indebtedness	(1,684,897)	(3,314,387)
FVTPL [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Trade and other receivables
Trade and other payables
Total		(4,329)
FVTPL [Member] | Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Cash and cash equivalents
Other current financial assets
FVTPL [Member] | Level 1 & Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other long-term financial assets		1,038
FVTPL [Member] | Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other current financial liabilities		(5,367)
Other long-term financial liabilities
Indebtedness
Amortized cost [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Trade and other receivables	41,248	122,698
Trade and other payables	(43,555)	(54,628)
Total	(2,234,735)	(2,315,938)
Amortized cost [Member] | Level 1 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Cash and cash equivalents	1,677,792	1,449,593
Other current financial assets	515	861
Amortized cost [Member] | Level 1 & Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other long-term financial assets	10,476	15,310
Amortized cost [Member] | Level 2 [Member]
Financial Instruments (Details) - Schedule of financial assets and financial liabilities and fair values hierarchy [Line Items]
Other current financial liabilities	(48,397)	(31,280)
Other long-term financial liabilities	(19,663)	(23,835)
Indebtedness	$ (3,853,151)	$ (3,794,657)